Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
2024	¥ 61,638
2025	44,847
2026 and thereafter	12,554
Less imputed interest	6,860
Total	¥ 112,179